Fees Summary	Aug. 15, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,024,000
Previously Paid Amount	0.00
Total Fee Amount	741.54
Total Offset Amount	0.00
Net Fee	741.54
Narrative - Max Aggregate Offering Price	$ 5,024,000
Final Prospectus	true